BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DETAILED INFORMATION ABOUT LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	For the Year Ended
	December 31, 2023	December 31, 2022
Issued Common Shares, Balance at the beginning of the year	173,993	170,483
Warrant Exercises	-	8,526
Treasury Return	-	(1,049)
Purchase of Shares	(974)	-
Release of Shares	4,267	-
Issuance of Shares	379	21
Exercise of Options	462	220
Weighted-average numbers of Common Shares	178,127	178,201

Loss per share
Basic and diluted loss per share	(0.15)	(0.12)

SCHEDULE OF Anti -Dilutive Weighted AVERAGE LOSS PER SHARE

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Year Ended
	December 31, 2023	December 31, 2022
Options	21,943	21,746
RSU	25,588	16,908
Total	47,531	38,654